UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        6-30-2007
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               7-20-2007
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          128
                                         -----------

Form 13F Information Table Value Total:  $   158,649
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:           ITEM 3:        ITEM 4:         ITEM 5:   ITEM 6:       ITEM 7:    ITEM 8:
                                                 CUSIP          FAIR MARKET               INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS    NUMBER         VALUE           SHARES    DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------    ------         -----------     ------    ----------    --------   ---------
Ishares Russell 1000 Val       COMMON STOCK      464287598      11,416,632      131,619     SOLE          SOLE        SOLE
Nasdaq 100 Shares              COMMON STOCK                      7,322,165      153,827     SOLE          SOLE        SOLE
Exxon Mobil Corporation        COMMON STOCK      91927806        7,303,767       87,074     SOLE          SOLE        SOLE
Ishares Russell Midcap         COMMON STOCK      464287473       6,744,012       42,830     SOLE          SOLE        SOLE
Ishares Tr MSCI EAFE Fd        COMMON STOCK                      5,190,119       64,258     SOLE          SOLE        SOLE
Sabine Royalty Trust           COMMON STOCK      785688102       3,716,034       88,477     SOLE          SOLE        SOLE
Ishares Tr Russell             COMMON STOCK      464287622       3,701,195       45,330     SOLE          SOLE        SOLE
Cisco Systems                  COMMON STOCK      17275R102       3,482,754      125,054     SOLE          SOLE        SOLE
AllianceBernstein Holding LP   COMMON STOCK      18548107        3,468,795       39,830     SOLE          SOLE        SOLE
Goldman Sachs Group Inc        COMMON STOCK                      3,140,708       14,490     SOLE          SOLE        SOLE
Procter & Gamble               COMMON STOCK      742718109       2,848,945       46,559     SOLE          SOLE        SOLE
Apache Corp                    COMMON STOCK                      2,479,846       30,394     SOLE          SOLE        SOLE
Peabody Energy Corporation     COMMON STOCK                      2,425,048       50,125     SOLE          SOLE        SOLE
AT&T Inc.                      COMMON STOCK                      2,319,228       55,885     SOLE          SOLE        SOLE
Public Storage Inc.            COMMON STOCK                      2,311,898       30,095     SOLE          SOLE        SOLE
Chevron Corp                   COMMON STOCK      166741100       2,217,618       26,325     SOLE          SOLE        SOLE
Devon Energy Corp New          COMMON STOCK                      2,166,676       27,675     SOLE          SOLE        SOLE
Abbott Laboratories            COMMON STOCK      2824100         2,158,065       40,300     SOLE          SOLE        SOLE
General Electric               COMMON STOCK      369604103       2,154,360       56,279     SOLE          SOLE        SOLE
Ishares Msci Val Idx Fd        COMMON STOCK      464288877       2,066,453       26,378     SOLE          SOLE        SOLE
Ishares TRUST Dow Jones        COMMON STOCK      464287168       2,009,038       27,946     SOLE          SOLE        SOLE
Apple Computer Inc             COMMON STOCK                      1,991,693       16,320     SOLE          SOLE        SOLE
Bank of America Corp           COMMON STOCK                      1,960,000       40,090     SOLE          SOLE        SOLE
AmeriGas Partners LP           COMMON STOCK      30975106        1,913,781       52,940     SOLE          SOLE        SOLE
U S Bancorp Del                COMMON STOCK                      1,859,039       56,420     SOLE          SOLE        SOLE
Plum Creek Timber Co           COMMON STOCK      729251108       1,845,538       44,300     SOLE          SOLE        SOLE
XTO Energy Inc                 COMMON STOCK                      1,793,084       29,835     SOLE          SOLE        SOLE
FPL Group                      COMMON STOCK                      1,790,431       31,555     SOLE          SOLE        SOLE
Altria Group                   COMMON STOCK                      1,789,061       25,507     SOLE          SOLE        SOLE
United Technologies            COMMON STOCK      913017109       1,782,826       25,135     SOLE          SOLE        SOLE
Ishares Tr Russell             COMMON STOCK      464287630       1,552,980       18,856     SOLE          SOLE        SOLE
Buckeye Partners LP            COMMON STOCK                      1,481,454       28,867     SOLE          SOLE        SOLE
Anadarko Petroleum             COMMON STOCK      32511107        1,424,526       27,400     SOLE          SOLE        SOLE
Citigroup Inc.                 COMMON STOCK      172967101       1,329,591       25,923     SOLE          SOLE        SOLE
Expeditors Int'l               COMMON STOCK                      1,320,361       31,970     SOLE          SOLE        SOLE
Bristol-Myers Squibb           COMMON STOCK      110122108       1,313,448       41,617     SOLE          SOLE        SOLE
Stryker Corp                   COMMON STOCK                      1,278,645       20,267     SOLE          SOLE        SOLE
Hospitality Pptys TRUST        COMMON STOCK                      1,253,330       30,208     SOLE          SOLE        SOLE
EMC Corp Mass                  COMMON STOCK      268648102       1,241,135       68,571     SOLE          SOLE        SOLE
Apartment Invt & Mgmt A        COMMON STOCK      03748R101       1,233,576       24,466     SOLE          SOLE        SOLE
Sherwin Williams               COMMON STOCK                      1,225,574       18,438     SOLE          SOLE        SOLE
Microsoft Corporation          COMMON STOCK      594918104       1,154,929       39,190     SOLE          SOLE        SOLE
Google Inc Class A             COMMON STOCK                      1,149,940        2,200     SOLE          SOLE        SOLE
Xcel Energy Inc                COMMON STOCK                      1,147,507       56,058     SOLE          SOLE        SOLE
Wells Fargo                    COMMON STOCK      949746101       1,120,833       31,869     SOLE          SOLE        SOLE
Verizon Communications         COMMON STOCK      92343V104       1,094,339       26,581     SOLE          SOLE        SOLE
Franklin Resources Inc.        COMMON STOCK      354613101       1,087,579        8,210     SOLE          SOLE        SOLE
Target Corp                    COMMON STOCK      872540109       1,079,610       16,975     SOLE          SOLE        SOLE
San Juan Basin Royal Tr        COMMON STOCK      798241105       1,073,428       33,745     SOLE          SOLE        SOLE
Healthcare Realty Trust        COMMON STOCK      421946104       1,057,362       38,062     SOLE          SOLE        SOLE
Pepsico Inc.                   COMMON STOCK      997134101       1,043,437       16,090     SOLE          SOLE        SOLE
Southern Company               COMMON STOCK      842587107         936,460       27,310     SOLE          SOLE        SOLE
Johnson & Johnson              COMMON STOCK      478160104         910,682       14,779     SOLE          SOLE        SOLE
Enerplus Res FD                COMMON STOCK                        873,334       18,550     SOLE          SOLE        SOLE
3M Company                     COMMON STOCK      604059105         867,987       10,001     SOLE          SOLE        SOLE
BP PLC                         COMMON STOCK      55622104          866,166       12,295     SOLE          SOLE        SOLE
Merck & Co.                    COMMON STOCK      58933107          863,532       17,340     SOLE          SOLE        SOLE
General Dynamics Corp          COMMON STOCK                        820,528       10,490     SOLE          SOLE        SOLE
Alcoa Inc.                     COMMON STOCK      13817101          783,121       19,322     SOLE          SOLE        SOLE
Vodafone Group New ADR         COMMON STOCK                        781,258       23,231     SOLE          SOLE        SOLE
Walgreen Company               COMMON STOCK      931422109         771,398       17,717     SOLE          SOLE        SOLE
Emerson Electric Company       COMMON STOCK      291011104         757,692       16,190     SOLE          SOLE        SOLE
Ishares Tr Russell             COMMON STOCK      464287655         746,640        9,000     SOLE          SOLE        SOLE
Questar Corporation            COMMON STOCK                        745,502       14,106     SOLE          SOLE        SOLE
Zimmer Holdings Inc            COMMON STOCK      98956P102         738,458        8,699     SOLE          SOLE        SOLE
EOG Resources                  COMMON STOCK      293562104         731,331       10,010     SOLE          SOLE        SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                        717,154       25,413     SOLE          SOLE        SOLE
Hewlett Packard Company        COMMON STOCK      4.28236E+11       688,085       15,421     SOLE          SOLE        SOLE
Wal Mart Stores Inc.           COMMON STOCK                        686,049       14,260     SOLE          SOLE        SOLE
BHP Billiton                   COMMON STOCK      88606108          683,540       11,440     SOLE          SOLE        SOLE
Intel Corporation              COMMON STOCK      458140100         683,044       28,772     SOLE          SOLE        SOLE
Diageo PLC ADR                 COMMON STOCK                        675,644        8,110     SOLE          SOLE        SOLE
Water Resources ETF            COMMON STOCK                        639,524       30,570     SOLE          SOLE        SOLE
Keycorp Inc New                COMMON STOCK                        624,806       18,200     SOLE          SOLE        SOLE
Sector Spdr Engy Select        COMMON STOCK                        614,494        8,907     SOLE          SOLE        SOLE
Pfizer Incorporated            COMMON STOCK      717081103         605,447       23,678     SOLE          SOLE        SOLE
WP Carey & Co LLC              COMMON STOCK                        565,471       17,980     SOLE          SOLE        SOLE
Ecolab Inc                     COMMON STOCK                        524,014       12,272     SOLE          SOLE        SOLE
UnitedHealth Group             COMMON STOCK      910581107         521,372       10,195     SOLE          SOLE        SOLE
Ingersoll Rand                 COMMON STOCK                        519,694        9,480     SOLE          SOLE        SOLE
Noble Corporation              COMMON STOCK                        511,005        5,240     SOLE          SOLE        SOLE
Schlumberger Ltd.              COMMON STOCK      80685718001       499,787        5,884     SOLE          SOLE        SOLE
Clorox Co.                     COMMON STOCK                        479,164        7,716     SOLE          SOLE        SOLE
Walt Disney                    COMMON STOCK      254687106         458,329       13,425     SOLE          SOLE        SOLE
Waste Management Inc Del       COMMON STOCK                        432,479       11,075     SOLE          SOLE        SOLE
Medtronic Inc.                 COMMON STOCK      585055106         428,104        8,255     SOLE          SOLE        SOLE
Biotech Holders TRUST          COMMON STOCK                        420,250        2,500     SOLE          SOLE        SOLE
Jacobs Engineering Group       COMMON STOCK                        416,372        7,240     SOLE          SOLE        SOLE
Polaris Industries             COMMON STOCK      731068102         413,241        7,630     SOLE          SOLE        SOLE
Coca-Cola Co.                  COMMON STOCK      191216100         412,569        7,887     SOLE          SOLE        SOLE
Sector Spdr Materials Fd       COMMON STOCK                        407,714       10,067     SOLE          SOLE        SOLE
General Mills Inc.             COMMON STOCK      370334104         407,187        6,970     SOLE          SOLE        SOLE
American Express Company       COMMON STOCK      25816109          365,856        5,980     SOLE          SOLE        SOLE
Bard C R Incorporated          COMMON STOCK                        359,854        4,355     SOLE          SOLE        SOLE
Fifth Third Bancorp            COMMON STOCK      316773100         358,924        9,025     SOLE          SOLE        SOLE
I Shares Tr DJ US Utils        COMMON STOCK                        356,310        3,700     SOLE          SOLE        SOLE
Fedex Corporation              COMMON STOCK      31428X106         356,214        3,210     SOLE          SOLE        SOLE
Johnson Controls Inc           COMMON STOCK                        353,099        3,050     SOLE          SOLE        SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                        349,118        4,469     SOLE          SOLE        SOLE
Cree Inc                       COMMON STOCK                        330,105       12,770     SOLE          SOLE        SOLE
Ishares Msci Jpn Idx Fd        COMMON STOCK                        329,058       22,678     SOLE          SOLE        SOLE
IBM                            COMMON STOCK      459200101         327,538        3,112     SOLE          SOLE        SOLE
Ishares Tr Dow Jones Re        COMMON STOCK      464287739         321,835        4,157     SOLE          SOLE        SOLE
Home Depot                     COMMON STOCK      437076102         317,436        8,067     SOLE          SOLE        SOLE
Powershares CleanTech ETF      COMMON STOCK                        316,803       10,532     SOLE          SOLE        SOLE
McDonald's                     COMMON STOCK                        313,748        6,181     SOLE          SOLE        SOLE
Lifepoint Hospitals Inc        COMMON STOCK                        296,289        7,660     SOLE          SOLE        SOLE
Nike Inc. Cl B                 COMMON STOCK      654106103         292,616        5,020     SOLE          SOLE        SOLE
Forest Laboratories Inc.       COMMON STOCK      345838106         292,160        6,400     SOLE          SOLE        SOLE
McGraw Hill Cos Inc            COMMON STOCK                        280,490        4,120     SOLE          SOLE        SOLE
Ultra Petroleum Corp           COMMON STOCK                        276,200        5,000     SOLE          SOLE        SOLE
Duke Energy                    COMMON STOCK      264399106         268,205       14,656     SOLE          SOLE        SOLE
Nabors Industries Ltd          COMMON STOCK                        252,854        7,575     SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd           COMMON STOCK                        249,875      187,200     SOLE          SOLE        SOLE
Heinz H J Co                   COMMON STOCK      423074103         242,904        5,117     SOLE          SOLE        SOLE
Medco Health Solutions         COMMON STOCK                        233,970        3,000     SOLE          SOLE        SOLE
Barrick Gold                   COMMON STOCK                        232,560        8,000     SOLE          SOLE        SOLE
American Intl Group Inc.       COMMON STOCK      26874107          230,399        3,290     SOLE          SOLE        SOLE
Corning Inc.                   COMMON STOCK      219350105         218,453        8,550     SOLE          SOLE        SOLE
Precision Castparts Corp       COMMON STOCK                        218,448        1,800     SOLE          SOLE        SOLE
Wilderhill Clean Energy ETF    COMMON STOCK                        215,903       10,370     SOLE          SOLE        SOLE
Nokia Corp                     COMMON STOCK      654902204         211,668        7,530     SOLE          SOLE        SOLE
Wilmington Trust Corp          COMMON STOCK      915298103         207,550        5,000     SOLE          SOLE        SOLE
Omnicom Group Inc              COMMON STOCK      681919106         205,224        3,878     SOLE          SOLE        SOLE
Costco Companies Inc           COMMON STOCK                        205,113        3,505     SOLE          SOLE        SOLE
Galaxy Energy Corp             COMMON STOCK                          2,080       16,000     SOLE          SOLE        SOLE
Ben Ezra Weinstein New         COMMON STOCK                             35       50,000     SOLE          SOLE        SOLE
Pacer Energy                   COMMON STOCK                              0       35,000     SOLE          SOLE        SOLE